CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 7,047,461	$ 992,614	¥ 8,180,107	¥ 9,060,784
Cost of revenues (including related party amounts of RMB980, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2021, 2022 and 2023, respectively)	(6,197,292)	(872,870)	(7,750,569)	(8,709,496)
Gross profit	850,169	119,744	429,538	351,288
Operating expenses:
Selling and marketing expenses	(460,221)	(64,821)	(560,059)	(518,167)
General and administrative expenses	(1,060,022)	(149,301)	(1,149,677)	(601,702)
Research and development expenses	(784,807)	(110,538)	(971,216)	(1,043,811)
Impairment of long-lived assets	(653,670)	(92,067)	0
Total operating expenses	(2,958,720)	(416,727)	(2,680,952)	(2,163,680)
Operating loss	(2,108,551)	(296,983)	(2,251,414)	(1,812,392)
Interest income	78,410	11,044	80,743	71,942
Interest expense	(146,026)	(20,567)	(137,812)	(52,040)
Foreign exchange gain (loss)	(57,211)	(8,058)	(334,629)	37,822
Other gain (loss), net	(32,673)	(4,602)	(43,810)	83,606
Other income, net	100,363	14,136	23,007	95,047
Loss before income taxes	(2,165,688)	(305,030)	(2,663,915)	(1,576,015)
Income tax expense	17,959	2,529	24,473	15,741
Net loss	(2,183,647)	(307,559)	(2,688,388)	(1,591,756)
Less: net loss attributable to non-controlling interests	(7,307)	(1,029)	(30,204)	(3,044)
Net loss attributable to Kingsoft Cloud Holdings Limited	¥ (2,176,340)	$ (306,530)	¥ (2,658,184)	¥ (1,588,712)
Net loss per share:
Basic | (per share)	¥ (0.61)	$ (0.09)	¥ (0.73)	¥ (0.46)
Diluted | (per share)	¥ (0.61)	$ (0.09)	¥ (0.73)	¥ (0.46)
Shares used in the net loss per share computation:
Basic	3,558,354,940	3,558,354,940	3,623,838,985	3,441,729,444
Diluted	3,558,354,940	3,558,354,940	3,623,838,985	3,441,729,444
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	¥ 102,241	$ 14,400	¥ 660,697	¥ (139,575)
Comprehensive loss	(2,081,406)	(293,159)	(2,027,691)	(1,731,331)
Less: Comprehensive loss attributable to non-controlling interests	(7,334)	(1,033)	(30,463)	(3,177)
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited	(2,074,072)	(292,126)	(1,997,228)	(1,728,154)
Public cloud services
Revenues:
Total revenues	4,381,741	617,155	5,360,282	6,159,085
Enterprise cloud services
Revenues:
Total revenues	2,663,993	375,216	2,816,976	2,897,817
Others
Revenues:
Total revenues	¥ 1,727	$ 243	¥ 2,849	¥ 3,882